Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events
NOTE 8 - Subsequent Events

NOTE 8 – Subsequent Events

The Company has evaluated subsequent events through November 5, 2021, the date on which the accompanying condensed consolidated financial statements were available to be issued, and concluded that, no material subsequent events have occurred since September 30, 2021 that require recognition or disclosure in the consolidated financial statements except as follows:

On October 1, 2021, the Company issued 100,000 shares of its common stock and $20,000 cash to one consultant in exchange for their professional services. The shares were valued at $125,000.

On October 27, 2021, the Company issued 175,000 shares of its common stock to three consultants in exchange for their professional services. The shares were valued at $152,250.

On November 1, 2021, the Company issued 15,000 shares of its common stock valued at $16,050 to one consultant and 100,000 shares of its common stock valued at $107,000 to another consultant in exchange for their professional services.

NOTE 11 – Subsequent Events

The Company has evaluated subsequent events through March 24, 2021, the date on which the accompanying consolidated financial statements were available to be issued, and concluded that, no material subsequent events have occurred since December 31, 2020 that require recognition or disclosure in the consolidated financial statements except as follows:

On February 1, 2021, the Company issued 250,000 shares of common stock at $0.46 per share for $115,000.

On March 19, 2021, the Company issued 80,000 shares of common stock at $1.25 per share for $100,000.